SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Loan and Security Agreement - Energy Capital [Member] - USD ($)	1 Months Ended
	Sep. 30, 2019	Jan. 29, 2019	Mar. 14, 2019	Feb. 27, 2019	Feb. 11, 2019
Line of credit interest rate description		11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%
Secured Term Promissory Note		$ 1,000,000	$ 900,000	$ 750,000	$ 650,000
Effective interest rate		11.25%
Proceeds from capital raise	$ 20,000,000